Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Dec. 31, 2018	Nov. 30, 2017	Aug. 31, 2016	Jan. 31, 2016	Jan. 31, 2015	Aug. 31, 2014
Related party transactions (Textual)
Annual compensation						$ 25
Directors fees			$ 30
Shares granted			3,750
Exercise price			$ 64.8
Total monthly fee				$ 21	$ 28
One-time payment		$ 50
Related party transaction, description	The Board of Directors approved an annual compensation to Shareholder C in the amount of $29 for the services provided during the period of January 1, 2018 through July 31, 2018 (the compensation reflects an annualized sum of $50). The Services and compensation terminated on August 1, 2018, when Shareholder C became the Company's interim Chief Executive Officer. The Board of Directors also approved additional payment to Shareholder C of an annual base compensation of $60, or a proportional part thereof for periods of less than a full year for his position as the Company's interim Chief Executive Officer, effective as of August 1, 2018.